Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

        The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the SIFE Specialized Financial Services Fund of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), does not differ materially from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on February 25, 2002.

        IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 8th day of April, 2002.

Witness:                                             WELLS FARGO FUNDS TRUST

By: /s/ Christine D. PaVel-Ligon             By: /s/ Christopher Bellonzi
Name: Christine D. PaVel-Ligon                   Christopher Bellonzi
Title:    Assistant Secretary                            Assistant Secretary